General and Administrative Expenses	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
General And Administrative Expenses

20. General and Administrative Expenses

General and administrative expenses include management fees payable to our Manager and costs in relation to our operation as a public company.

General and administrative expenses for the years ended December 31, 2012, 2013 and 2014 were as follows:

	December 31,
	2012	2013	2014
Management fees - related party	$7,726	$8,379	$8,962
Professional fees (legal and accounting)	588	648	813
Compensation for Directors and Officers	240	1,120	2,004
Listing fees and expenses	53	75	87
Miscellaneous	1,339	1,138	1,465
Total	$9,946	$11,360	$13,331